INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Provisions for current income tax	1,070,430	1,032,132	3,317,385
Provisions for deferred income tax	213,773	232,801	350,786
Total	1,284,203	1,264,933	3,668,171

Schedule of income tax expense

	For the years ended December 31,
	2023	2024
Income before income tax provision	8,974,042	4,927,762
Tax at the PRC EIT tax rates	2,243,511	1,231,941
HNTE tax incentive	(925,270)	(298,562)
Tax effect of non-deductible expenses	(59,636)	460,045
Tax effect of R&D expenses deduction	(68,310)	(82,218)
Change in valuation allowance	93,908	(46,273)
Actual income tax expense	1,284,203	1,264,933

Schedule of Effective income tax rate

	For the years ended December 31, 2025
	Amount	percent
	$US	%
PRC statutory income tax rate	3,455,493	25.00%
Effect of HNTE tax incentive	(1,435,479)	(10.39)%
Foreign Tax Effects
Hongkong
Statutory tax rate difference between Hongkong and Chinese mainland	(22,847)	(0.17)%
Vietnam
Statutory tax rate difference between Vietnam and Chinese mainland	13,803	0.10%
Cayman Islands
Statutory tax rate difference between Cayman Islands and Chinese mainland	1,073,752	7.77%
Other foreign jurisdictions	(476)	0.00%
Tax effect of non-deductible expenses	695,713	5.04%
Tax effect of R&D expenses deduction	(165,428)	(1.20)%
Change in valuation allowance	53,640	0.39%
Effective income tax rate	3,668,171	26.54%

Schedule of Changes in valuation allowance

	As of December 31,
	2024	2025
	$US	$US
Balance at beginning of the year	110,864	63,346
(Reduction)/addition	(46,273)	53,640
Foreign currency translation adjustment	(1,245)	(1,899)
Balance at end of the year	63,346	115,087